Eaton Vance Strategic Income Fund

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2013

The following amendments to the Prospectus are effective November 1, 2013.

1.  Eaton Vance Strategic Income Fund’s name is changed to Eaton Vance Short Duration Strategic Income Fund.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund” in “Fund Summaries – Eaton Vance Strategic Income Fund”:

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$340	$582	$844	$1,591	$340	$582	$844	$1,591
Class B shares	$693	$997	$1,226	$2,027	$193	$597	$1,026	$2,027
Class C shares	$293	$597	$1,026	$2,222	$193	$597	$1,026	$2,222
Class I shares	$92	$287	$498	$1,108	$92	$287	$498	$1,108
Class R shares	$143	$443	$766	$1,680	$143	$443	$766	$1,680

3.  The following replaces the second paragraph under “Principal Investment Strategies” in “Fund Summaries – Eaton Vance Strategic Income Fund”:

The Fund has a flexible investment strategy and will invest in a variety of securities and other investments and use a variety of investment techniques in pursuing its investment objective.  The Fund seeks investment exposures around the world, including, but not limited to, U.S. government agency mortgage-backed securities, preferred and convertible securities, high yield corporate debt, loans, sovereign nation investments (including currencies, interest rates and debt instruments issued or guaranteed by sovereign entities), municipal investments, equity securities and commodity-related investments.  The Fund frequently has significant exposure to foreign markets, including emerging markets.  The Fund invests at least 25% of its net assets in one or more Portfolios that seek exposures around the world by investing primarily in sovereign nation investments.  Under normal market conditions, the Fund’s average duration will not exceed 3.5 years.

4.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Strategic Income Fund”:

Eric A. Stein, Vice President of Eaton Vance, has managed the Fund since 2009.

Andrew Szczurowski, Vice President of Eaton Vance, has managed the Fund since 2013.

5.  The following replaces the second paragraph under “Strategic Income Fund.” in “Management and Organization”:

For the fiscal year ended October 31, 2012, the Fund at all times invested in other Eaton Vance funds and, as such, the Fund did not incur advisory fees under its advisory and administrative agreement.  For the fiscal year ended October 31, 2012, the effective annualized rate of the Fund’s allocable portion of investment advisory fees of the funds in which it invested was 0.58% of the Fund’s average daily net assets.  The Fund is co-managed by Eric A. Stein (since December 1, 2009) and Andrew Szczurowski (since November 1, 2013).  Additional information about Mr. Stein appears above.  Mr. Szczurowski co-manages other Eaton Vance funds and portfolios and is a Vice President of Eaton Vance and BMR.  Mr. Szczurowski has been an employee of Eaton Vance for more than five years.

6.  The following replaces the second paragraph under “Class I Shares” in “Purchasing Shares”:

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The minimum initial investment also is waived for: (i) permitted exchanges; (ii) qualified plans; (iii) corporations, endowments and foundations with assets of at least $100 million; and (iv) individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000).

7.  The following is added under “Class A Front-End Sales Charge.” in “Sales Charges”:

Short Duration Strategic Income Fund Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.85%
$1,000,000 or more	0.00**	0.00**	0.75%

8.  The following replaces the third paragraph under “Global Opportunities Portfolio” in “Further Information about the Portfolios”:

For the fiscal year ended October 31, 2012, the effective annual rate of investment advisory fees paid to BMR, based on average daily net assets of the Portfolio, was 0.615%.  The Portfolio is co-managed by Eric A. Stein (since March 1, 2012) and Andrew Szczurowski (since November 1, 2013).  Mr. Stein co-manages other Eaton Vance funds and portfolios, and is a Vice President of Eaton Vance and BMR. Mr. Stein originally joined Eaton Vance in July 2002. Prior to re-joining Eaton Vance in 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois.  Mr. Szczurowski co-manages other Eaton Vance funds and portfolios and is a Vice President of Eaton Vance and BMR.  Mr. Szczurowski has been an employee of Eaton Vance for more than five years.

October 1, 2013	7624-10/13

Shareholder Fees Eaton Vance Strategic Income Fund	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Expense Example Eaton Vance Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	340	582	844	1,591
Class B	693	997	1,226	2,027
Class C	293	597	1,026	2,222
Class I	92	287	498	1,108
Class R	143	443	766	1,680

Expense Example, No Redemption Eaton Vance Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	340	582	844	1,591
Class B	193	597	1,026	2,027
Class C	193	597	1,026	2,222
Class I	92	287	498	1,108
Class R	143	443	766	1,680